UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital Horizon

Growth Fund

Annual Report

September 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2014

Eaton Vance

Atlanta Capital Horizon Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Special Meeting of Shareholders	23

Board of Trustees’ Contract Approval	24

Management and Organization	27

Important Notices	30

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks delivered solid gains for the 12-month period ended September 30, 2014. Beginning in the second half of October 2013, the market turned upward after a federal budget agreement ended the 16-day U.S. government shutdown. In December, when the U.S. Federal Reserve (the Fed) made its long-anticipated move to begin “tapering” economic stimulus, U.S. stocks put aside earlier fears of tapering and soared to record highs.

Harsh winter weather and geopolitical tensions weighed on the market in early 2014, but U.S. stocks subsequently resumed their advance amid signs of a gradually strengthening economy. The U.S. equity market generally climbed at a moderate pace through the spring of 2014, until the outbreak of hostilities in Iraq in June sent stocks sharply lower. But equities soon bounced back once the Fed reiterated its pledge to maintain low interest rates. U.S. stocks seesawed throughout the third quarter of 2014, falling in late July amid mounting geopolitical and economic concerns, before rebounding in August and into September, only to struggle again in the final couple weeks of the 12-month period.

However, the major U.S. stock indexes ended the 12-month period with strong performance. The S&P 500 Index2 advanced 19.73% for the period, while the Dow Jones Industrial Average gained 15.29%. The technology-laden NASDAQ Composite Index added 20.61%. Large-cap U.S. stocks (as measured by the Russell 1000 Index) generally fared better than their small-cap counterparts (as measured by the Russell 2000 Index) for the 12-month period. Within the large-cap space, growth stocks generally outpaced value stocks, while the reverse was true in the small-cap category.

Fund Performance

For the 12-month period ended September 30, 2014, Eaton Vance Atlanta Capital Horizon Growth Fund (the Fund) had a total return of 7.69% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell Midcap Growth Index (the Index), returned 14.43% for the same period.

The Fund underperformed the Index due largely to stock selection, with sector allocation also detracting to a lesser degree. Of the 10 economic sectors in the Index, the Fund delivered positive returns in seven of the eight sectors in which it was invested. The Index recorded positive returns in all 10 sectors.

The Fund’s worst-performing sector relative to the Index was industrials, as a result of stock selection. Within the sector, the Fund’s lack of exposure to the airlines industry detracted from Fund performance. In the trading companies and distributors industry, industrial products distributor Fastenal Co. was one of the Fund’s worst-performing individual stocks after the company reported disappointing sales. Stock selection in the consumer discretionary sector also detracted from Fund performance relative to the Index. The textiles, apparel & luxury goods industry was a notable detractor, with Fossil Group, Inc., a watch manufacturer and distributor, among the Fund’s weakest-performing individual stocks. Another underperforming sector was energy, where the Fund’s position in oil and gas producer Denbury Resources, Inc., an out-of-Index holding, hurt relative performance amid declining energy prices. Overall, the Fund’s worst-performing individual stock was supermarket chain Whole Foods Market, Inc., whose share price was negatively impacted by concerns about rising competition in natural and organic food retailing.

On the positive side, stock selection in the information technology sector contributed to the Fund’s performance versus the Index during the 12-month period. In the electronic equipment, instruments and components industry, electronic components manufacturer Amphenol Corp. was one of the Fund’s best-performing individual stocks, after the company reported better-than-expected earnings. Another of the individual stocks contributing to Fund performance was F5 Networks, Inc. in the communications equipment industry. The producer of data connectivity products reported revenue and earnings growth during the period. Overall, the Fund’s top-performing individual stock was Illumina, Inc., a leading developer of life sciences tools for the analysis of gene function.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Performance2,3

Portfolio Manager Richard B. England, CFA, of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	7.69%	12.07%	8.07%
Class A with 5.75% Maximum Sales Charge	—	—	1.49	10.75	7.44
Class B at NAV	03/04/2002	03/04/2002	6.88	11.25	7.26
Class B with 5% Maximum Sales Charge	—	—	1.88	10.99	7.26
Class C at NAV	03/04/2002	03/04/2002	6.88	11.26	7.25
Class C with 1% Maximum Sales Charge	—	—	5.88	11.26	7.25
Class I at NAV	05/02/2011	03/04/2002	7.99	12.26	8.16
Russell Midcap Growth Index	—	—	14.43%	17.11%	10.23%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		1.82%	2.57%	2.57%	1.57%
Net		1.40	2.15	2.15	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2004	$20,161	N.A.
Class C	$10,000	09/30/2004	$20,152	N.A.
Class I	$250,000	09/30/2004	$548,038	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amphenol Corp., Class A	4.0%

Waste Connections, Inc.	3.7

Affiliated Managers Group, Inc.	3.7

Perrigo Co. PLC	3.5

Catamaran Corp.	3.4

TreeHouse Foods, Inc.	3.2

Intercontinental Exchange, Inc.	3.1

Airgas, Inc.	3.1

Ecolab, Inc.	3.0

Ross Stores, Inc.	2.9
Total	33.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell Midcap Growth Index is an unmanaged index of U.S. midcap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$990.30	$6.99	**	1.40%
Class B	$1,000.00	$986.80	$10.71	**	2.15%
Class C	$1,000.00	$986.80	$10.71	**	2.15%
Class I	$1,000.00	$991.70	$5.74	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.08	**	1.40%
Class B	$1,000.00	$1,014.30	$10.86	**	2.15%
Class C	$1,000.00	$1,014.30	$10.86	**	2.15%
Class I	$1,000.00	$1,019.30	$5.82	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Portfolio of Investments

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 2.6%
B/E Aerospace, Inc.(1)	10,791	$905,797

		$905,797

Banks — 1.7%
First Republic Bank	11,977	$591,424

		$591,424

Beverages — 1.0%
Dr Pepper Snapple Group, Inc.	5,460	$351,133

		$351,133

Capital Markets — 6.2%
Affiliated Managers Group, Inc.(1)	6,398	$1,281,904
Raymond James Financial, Inc.	9,428	505,152
T. Rowe Price Group, Inc.	4,883	382,827

		$2,169,883

Chemicals — 6.1%
Airgas, Inc.	9,749	$1,078,727
Ecolab, Inc.	9,198	1,056,206

		$2,134,933

Commercial Services & Supplies — 4.8%
Stericycle, Inc.(1)	3,368	$392,574
Waste Connections, Inc.	26,772	1,298,977

		$1,691,551

Communications Equipment — 3.7%
F5 Networks, Inc.(1)	5,336	$633,596
Juniper Networks, Inc.	29,471	652,783

		$1,286,379

Construction & Engineering — 1.3%
Chicago Bridge & Iron Co. NV—NY Shares	7,703	$445,619

		$445,619

Diversified Financial Services — 3.1%
Intercontinental Exchange, Inc.	5,679	$1,107,689

		$1,107,689

Security	Shares	Value

Electrical Equipment — 2.7%
AMETEK, Inc.	11,101	$557,381
Rockwell Automation, Inc.	3,683	404,688

		$962,069

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	13,932	$1,391,250

		$1,391,250

Energy Equipment & Services — 5.0%
Cameron International Corp.(1)	7,728	$512,985
Core Laboratories NV	4,601	673,356
Weatherford International PLC(1)	27,487	571,730

		$1,758,071

Food & Staples Retailing — 1.6%
Whole Foods Market, Inc.	15,192	$578,967

		$578,967

Food Products — 3.2%
TreeHouse Foods, Inc.(1)	13,917	$1,120,318

		$1,120,318

Health Care Providers & Services — 5.4%
Catamaran Corp.(1)	28,359	$1,195,332
Cigna Corp.	3,878	351,696
DaVita HealthCare Partners, Inc.(1)	4,951	362,116

		$1,909,144

Health Care Technology — 1.6%
Cerner Corp.(1)	9,637	$574,076

		$574,076

Hotels, Restaurants & Leisure — 1.0%
Panera Bread Co., Class A(1)	2,201	$358,147

		$358,147

Insurance — 2.8%
Markel Corp.(1)	1,533	$975,218

		$975,218

Internet & Catalog Retail — 0.5%
Priceline Group, Inc. (The)(1)	160	$185,373

		$185,373

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Portfolio of Investments — continued

Security	Shares	Value

Life Sciences Tools & Services — 2.6%
Mettler-Toledo International, Inc.(1)	3,539	$906,444

		$906,444

Machinery — 1.3%
IDEX Corp.	6,304	$456,220

		$456,220

Media — 1.9%
AMC Networks, Inc., Class A(1)	11,296	$659,912

		$659,912

Multiline Retail — 4.3%
Dollar Tree, Inc.(1)	10,816	$606,453
Nordstrom, Inc.	13,054	892,502

		$1,498,955

Oil, Gas & Consumable Fuels — 1.5%
Denbury Resources, Inc.	36,007	$541,185

		$541,185

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	5,601	$418,507

		$418,507

Pharmaceuticals — 3.5%
Perrigo Co. PLC	8,114	$1,218,642

		$1,218,642

Professional Services — 1.7%
IHS, Inc.(1)	4,756	$595,404

		$595,404

Road & Rail — 4.2%
Genesee & Wyoming, Inc., Class A(1)	5,240	$499,424
J.B. Hunt Transport Services, Inc.	4,985	369,139
Kansas City Southern	4,944	599,213

		$1,467,776

Semiconductors & Semiconductor Equipment — 2.3%
Microchip Technology, Inc.	16,807	$793,795

		$793,795

Security	Shares	Value

Software — 1.6%
Red Hat, Inc.(1)	10,145	$569,642

		$569,642

Specialty Retail — 6.7%
O’Reilly Automotive, Inc.(1)	1,306	$196,370
Ross Stores, Inc.	13,434	1,015,342
Tiffany & Co.	8,819	849,358
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	2,536	299,679

		$2,360,749

Textiles, Apparel & Luxury Goods — 5.1%
Fossil Group, Inc.(1)	4,971	$466,777
Michael Kors Holdings, Ltd.(1)	7,466	532,998
Ralph Lauren Corp.	4,798	790,374

		$1,790,149

Trading Companies & Distributors — 2.7%
Fastenal Co.	20,915	$939,083

		$939,083

Total Common Stocks (identified cost $26,922,969)		$34,713,504

Short-Term Investments — 2.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$730	$729,923

Total Short-Term Investments (identified cost $729,923)		$729,923

Total Investments — 101.0% (identified cost $27,652,892)		$35,443,427

Other Assets, Less Liabilities — (1.0)%		$(352,121)

Net Assets — 100.0%		$35,091,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Statement of Assets and Liabilities

Assets	September 30, 2014
Unaffiliated investments, at value (identified cost, $26,922,969)	$34,713,504
Affiliated investment, at value (identified cost, $729,923)	729,923
Cash	458
Dividends receivable	18,477
Interest receivable from affiliated investment	63
Receivable for Fund shares sold	5,023
Total assets	$35,467,448

Liabilities
Payable for investments purchased	$76,739
Payable for Fund shares redeemed	187,271
Payable to affiliates:
Investment adviser fee	23,829
Administration fee	4,468
Distribution and service fees	13,664
Other	13,611
Accrued expenses	56,560
Total liabilities	$376,142
Net Assets	$35,091,306

Sources of Net Assets
Paid-in capital	$25,173,728
Accumulated net realized gain	2,357,097
Accumulated net investment loss	(230,054)
Net unrealized appreciation	7,790,535
Total	$35,091,306

Class A Shares
Net Assets	$22,917,721
Shares Outstanding	1,495,843
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.32
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.25

Class B Shares
Net Assets	$1,906,640
Shares Outstanding	141,891
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.44

Class C Shares
Net Assets	$8,270,497
Shares Outstanding	616,023
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.43

Class I Shares
Net Assets	$1,996,448
Shares Outstanding	129,152
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Statement of Operations

Investment Income	Year Ended September 30, 2014
Dividends (net of foreign taxes, $1,461)	$258,706
Interest allocated from affiliated investment	1,458
Expenses allocated from affiliated investment	(177)
Total investment income	$259,987

Expenses
Investment adviser fee	$301,020
Administration fee	56,441
Distribution and service fees
Class A	61,598
Class B	22,904
Class C	90,774
Trustees’ fees and expenses	2,164
Custodian fee	30,733
Transfer and dividend disbursing agent fees	39,587
Legal and accounting services	38,784
Printing and postage	18,877
Registration fees	49,592
Miscellaneous	18,201
Total expenses	$730,675
Deduct —
Allocation of expenses to affiliates	$122,654
Total expense reductions	$122,654

Net expenses	$608,021

Net investment loss	$(348,034)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,898,463
Investment transactions allocated from affiliated investment	22
Net realized gain	$3,898,485
Change in unrealized appreciation (depreciation) —
Investments	$(791,307)
Net change in unrealized appreciation (depreciation)	$(791,307)

Net realized and unrealized gain	$3,107,178

Net increase in net assets from operations	$2,759,144

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment loss	$(348,034)	$(331,741)
Net realized gain from investment transactions	3,898,485	667,313
Net change in unrealized appreciation (depreciation) from investments	(791,307)	6,194,305
Net increase in net assets from operations	$2,759,144	$6,529,877
Distributions to shareholders —
From net realized gain
Class A	$(580,186)	$(584,141)
Class B	(62,391)	(68,849)
Class C	(244,452)	(234,717)
Class I	(35,222)	(22,746)
Total distributions to shareholders	$(922,251)	$(910,453)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,477,603	$2,139,998
Class B	204,259	379,620
Class C	877,373	1,004,960
Class I	1,155,272	803,004
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	551,652	539,329
Class B	55,654	60,367
Class C	199,711	193,804
Class I	30,355	22,728
Cost of shares redeemed
Class A	(5,389,852)	(8,473,165)
Class B	(484,996)	(719,742)
Class C	(1,932,229)	(3,503,785)
Class I	(814,257)	(370,360)
Net asset value of shares exchanged
Class A	324,839	385,499
Class B	(324,839)	(385,499)
Net decrease in net assets from Fund share transactions	$(4,069,455)	$(7,923,242)

Net decrease in net assets	$(2,232,562)	$(2,303,818)

Net Assets
At beginning of year	$37,323,868	$39,627,686
At end of year	$35,091,306	$37,323,868

Accumulated net investment loss included in net assets
At end of year	$(230,054)	$(282,218)

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Financial Highlights

	Class A
	Year Ended September 30,			Period Ended September 30, 2011(1)		Year Ended October 31,
	2014	2013	2012			2010		2009
Net asset value — Beginning of period	$14.570	$12.420	$14.100	$14.410		$11.610		$9.910

Income (Loss) From Operations
Net investment loss(2)	$(0.108)	$(0.091)	$(0.105)	$(0.088	)(3)	$(0.060)		$(0.012)
Net realized and unrealized gain (loss)	1.215	2.545	1.904	(0.166)		2.860		1.712

Total income (loss) from operations	$1.107	$2.454	$1.799	$(0.254)		$2.800		$1.700

Less Distributions
From net realized gain	$(0.357)	$(0.304)	$(3.479)	$(0.056)		$—		$—

Total distributions	$(0.357)	$(0.304)	$(3.479)	$(0.056)		$—		$—

Net asset value — End of period	$15.320	$14.570	$12.420	$14.100		$14.410		$11.610

Total Return(4)	7.69%	20.25%	15.35%	(1.81	)%(5)	24.12%		17.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,918	$24,658	$26,305	$29,725		$35,125		$24,813
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.40%	1.40%	1.40%	1.52	%(8)(9)	1.60	%(9)	1.60	%(9)
Net investment loss	(0.71)%	(0.69)%	(0.81)%	(0.59	)%(3)(8)	(0.46)%		(0.11)%
Portfolio Turnover of the Portfolio(10)	—	—	—	16	%(5)	33%		42%
Portfolio Turnover of the Fund	26%	23%	50%	52	%(5)(11)	—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	Computed using average shares outstanding.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.015 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.69)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.33%, 0.42%, 0.32%, 0.21%, 0.09% and 0.31% of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the years ended October 31, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Financial Highlights — continued

	Class B
	Year Ended September 30,			Period Ended September 30, 2011(1)		Year Ended October 31,
	2014	2013	2012			2010		2009
Net asset value — Beginning of period	$12.920	$11.130	$13.060	$13.450		$10.920		$9.380

Income (Loss) From Operations
Net investment loss(2)	$(0.197)	$(0.169)	$(0.183)	$(0.195	)(3)	$(0.146)		$(0.075)
Net realized and unrealized gain (loss)	1.074	2.263	1.732	(0.139)		2.676		1.615

Total income (loss) from operations	$0.877	$2.094	$1.549	$(0.334)		$2.530		$1.540

Less Distributions
From net realized gain	$(0.357)	$(0.304)	$(3.479)	$(0.056)		$—		$—

Total distributions	$(0.357)	$(0.304)	$(3.479)	$(0.056)		$—		$—

Net asset value — End of period	$13.440	$12.920	$11.130	$13.060		$13.450		$10.920

Total Return(4)	6.88%	19.35%	14.49%	(2.53	)%(5)	23.17%		16.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,907	$2,354	$2,655	$3,790		$3,327		$3,102
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.15%	2.15%	2.15%	2.25	%(8)(9)	2.35	%(9)	2.35	%(9)
Net investment loss	(1.46)%	(1.44)%	(1.56)%	(1.39	)%(3)(8)	(1.21)%		(0.80)%
Portfolio Turnover of the Portfolio(10)	—	—	—	16	%(5)	33%		42%
Portfolio Turnover of the Fund	26%	23%	50%	52	%(5)(11)	—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	Computed using average shares outstanding.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.49)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.33%, 0.42%, 0.32%, 0.21%, 0.09% and 0.31% of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the years ended October 31, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Financial Highlights — continued

	Class C
	Year Ended September 30,			Period Ended September 30, 2011(1)		Year Ended October 31,
	2014	2013	2012			2010		2009
Net asset value — Beginning of period	$12.910	$11.120	$13.050	$13.430		$10.910		$9.370

Income (Loss) From Operations
Net investment loss(2)	$(0.196)	$(0.169)	$(0.182)	$(0.198	)(3)	$(0.145)		$(0.080)
Net realized and unrealized gain (loss)	1.073	2.263	1.731	(0.126)		2.665		1.620

Total income (loss) from operations	$0.877	$2.094	$1.549	$(0.324)		$2.520		$1.540

Less Distributions
From net realized gain	$(0.357)	$(0.304)	$(3.479)	$(0.056)		$—		$—

Total distributions	$(0.357)	$(0.304)	$(3.479)	$(0.056)		$—		$—

Net asset value — End of period	$13.430	$12.910	$11.120	$13.050		$13.430		$10.910

Total Return(4)	6.88%	19.36%	14.51%	(2.46	)%(5)	23.10%		16.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,270	$8,759	$9,796	$10,456		$7,195		$6,528
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.15%	2.15%	2.15%	2.25	%(8)(9)	2.35	%(9)	2.35	%(9)
Net investment loss	(1.46)%	(1.44)%	(1.55)%	(1.42	)%(3)(8)	(1.20)%		(0.84)%
Portfolio Turnover of the Portfolio(10)	—	—	—	16	%(5)	33%		42%
Portfolio Turnover of the Fund	26%	23%	50%	52	%(5)(1)	—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	Computed using average shares outstanding.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.013 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.51)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.33%, 0.42%, 0.32%, 0.21%, 0.09% and 0.31% of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the years ended October 31, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Financial Highlights — continued

	Class I
	Year Ended September 30,			Period Ended September 30, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$14.660	$12.470	$14.110	$17.730

Income (Loss) From Operations
Net investment loss(2)	$(0.069)	$(0.063)	$(0.072)	$(0.058)
Net realized and unrealized gain (loss)	1.226	2.557	1.911	(3.562)

Total income (loss) from operations	$1.157	$2.494	$1.839	$(3.620)

Less Distributions
From net realized gain	$(0.357)	$(0.304)	$(3.479)	$—

Total distributions	$(0.357)	$(0.304)	$(3.479)	$—

Net asset value — End of period	$15.460	$14.660	$12.470	$14.110

Total Return(3)	7.99%	20.50%	15.69%	(20.42	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,996	$1,553	$872	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.15%	1.15%	1.15%	1.15	%(7)
Net investment loss	(0.45)%	(0.47)%	(0.58)%	(0.86	)%(7)
Portfolio Turnover	26%	23%	50%	52	%(4)(8)

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The administrator of the Fund subsidized certain operating expenses (equal to 0.33%, 0.42%, 0.32% and 0.38% of average daily net assets for the years ended September 30, 2014, 2013 and 2012 and the period ended September 30, 2011, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

15	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Horizon Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2014, the Fund had a late year ordinary loss of $230,054 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of September 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

16

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2014 and September 30, 2013 was as follows:

	Year Ended September 30,
	2014	2013

Distributions declared from:
Long-term capital gains	$922,251	$910,453

During the year ended September 30, 2014, accumulated net realized gain was decreased by $788,134, accumulated net investment loss was decreased by $400,198 and paid-in capital was increased by $387,936 due to the Fund’s use of equalization acounting and differences between book and tax accounting, primarily for net operating losses and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$2,549,105
Late year ordinary losses	$(230,054)
Net unrealized appreciation	$7,598,527

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

17

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended September 30, 2014, the investment adviser fee amounted to $301,020 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended September 30, 2014, the administration fee amounted to $56,441.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2015. Pursuant to this agreement, EVM and Atlanta Capital were allocated $122,654 in total of the Fund’s operating expenses for the year ended September 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2014, EVM earned $2,985 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,612 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2014 amounted to $61,598 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2014, the Fund paid or accrued to EVD $17,178 and $68,080 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2014 amounted to $5,726 and $22,694 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2014, the Fund was informed that EVD received approximately $4,000 and $100 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,499,500 and $13,997,265, respectively, for the year ended September 30, 2014.

18

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2014	2013

Sales	96,921	157,346
Issued to shareholders electing to receive payments of distributions in Fund shares	37,400	44,499
Redemptions	(351,708)	(656,714)
Exchange from Class B shares	21,238	28,976

Net decrease	(196,149)	(425,893)

	Year Ended September 30,
Class B	2014	2013

Sales	15,347	32,269
Issued to shareholders electing to receive payments of distributions in Fund shares	4,277	5,584
Redemptions	(35,785)	(61,738)
Exchange to Class A shares	(24,132)	(32,542)

Net decrease	(40,293)	(56,427)

	Year Ended September 30,
Class C	2014	2013

Sales	65,560	86,212
Issued to shareholders electing to receive payments of distributions in Fund shares	15,363	17,945
Redemptions	(143,487)	(306,702)

Net decrease	(62,564)	(202,545)

	Year Ended September 30,
Class I	2014	2013

Sales	73,999	61,536
Issued to shareholders electing to receive payments of distributions in Fund shares	2,044	1,868
Redemptions	(52,779)	(27,440)

Net increase	23,264	35,964

19

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,844,900

Gross unrealized appreciation	$8,425,206
Gross unrealized depreciation	(826,679)

Net unrealized appreciation	$7,598,527

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$34,713,504	*	$—	$—	$34,713,504
Short-Term Investments	—		729,923	—	729,923

Total Investments	$34,713,504		$729,923	$—	$35,443,427

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

20

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Atlanta Capital Horizon Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Horizon Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Horizon Growth Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2014

21

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2014, $3,394,874 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	2,161,782	25,565
Cynthia E. Frost	2,158,433	28,915
George J. Gorman	2,161,782	25,565
Valerie A. Mosley	2,157,152	30,196
Harriett Tee Taggart	2,160,502	26,846

(1)	Excludes fractional shares.

23

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Atlanta Capital Horizon Growth Fund (the “Fund”) with Boston Management and Research (the “Adviser”), and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the sub-advisory agreement and the Sub-Adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in making investments in equity securities, including both U.S. and foreign common stocks. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the

25

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

26

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

27

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007(Chairman) 2005(Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

28

Eaton Vance

Atlanta Capital Horizon Growth Fund

September 30, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1301 9.30.14

Eaton Vance

Build America Bond Fund

Annual Report

September 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2014

Eaton Vance

Build America Bond Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Special Meeting of Shareholders	22

Board of Trustees’ Contract Approval	23

Management and Organization	26

Important Notices	29

Eaton Vance

Build America Bond Fund

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2013, the municipal market was at the tail end of a selloff that started in May 2013, after then-U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke indicated the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising rates.

Although selling of municipals abated somewhat in September, the municipal market continued to experience outflows from the beginning of the period on October 1 through December 2013.

From January 1 through September 30, 2014, municipals rallied back from 2013 lows. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical and economic risks overseas. In addition, the demand for municipals, coupled with tight supply, created a favorable supply-demand imbalance that helped drive prices up and yields down.

Build America Bonds, which generally trade at a spread to Treasurys, rallied along with Treasurys and tax-exempt municipals. The Fund’s primary benchmark, the Barclays Taxable Municipal — Build America Bonds Index2 (the Index), displayed strong performance for the one-year period, in part because it is generally comprised of longer-maturity non-callable bonds, which outperformed shorter-maturity callable issues during the fiscal year.

Fund Performance

For the fiscal year ended September 30, 2014, Eaton Vance Build America Bond Fund (the Fund) Class A shares at net asset value (NAV) returned 7.06%, underperforming the 14.19% return of the Index.

The Fund invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009. During the period, the Fund was overweight in short call, short duration bonds relative to the Index, which was comprised primarily of non-callable issues (short call, short duration7 bonds, also known as short call “cushion” bonds, are bonds that can be redeemed, or called, by the issuer prior to their maturity date and whose duration is driven by the shorter call date rather than the maturity date). This overweight in short call

“cushion” bonds was instituted to shorten the Fund’s duration, as a defensive measure against the potential for rising interest rates. However, during the one-year period as a whole, taxable municipal interest rates fell and the Fund’s short call, short duration holdings lagged the rising prices realized by the overall taxable municipal market. For this reason, the Fund’s overweight in short call, short duration bonds was the primary contributor to the Fund’s underperformance versus the Index. An underweight in California bonds also detracted from the Fund’s performance relative to the Index during the one-year period.

In contrast, an overweight to the water and sewer sector, which performed strongly during the period, aided performance versus the Index during the fiscal year.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Build America Bond Fund

September 30, 2014

Performance2,3

Portfolio Managers Cynthia J. Clemson and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	11/17/2009	11/17/2009	7.06%	—	8.17%
Class A with 4.75% Maximum Sales Charge	—	—	2.01	—	7.10
Class C at NAV	11/17/2009	11/17/2009	6.17	—	7.39
Class C with 1% Maximum Sales Charge	—	—	5.17	—	7.39
Class I at NAV	11/17/2009	11/17/2009	7.23	—	8.41
Barclays Taxable Municipal - Build America Bonds Index	—	—	14.19%	8.55%	9.27%
Barclays U.S. Aggregate Local Authorities Bond Index	—	—	11.03	7.16	7.45

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.17%	1.92%	0.92%
Net			0.95	1.70	0.70

% Distribution Rates/Yields			Class A	Class C	Class I
Distribution Rate			4.45%	3.70%	4.69%
SEC 30 Day Yield			2.46	1.84	2.83

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	11/17/2009	$14,150	N.A.
Class I	$250,000	11/17/2009	$370,420	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Build America Bond Fund

September 30, 2014

Fund Profile

Credit Quality (% of bond holdings)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Build America Bond Fund

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Taxable Municipal - Build America Bonds Index is an unmanaged index that measures the Build America Bond component of the Taxable Municipal Index. The Barclays Taxable Municipal - Build America Bonds Index commenced on May 29, 2009. The Since Inception return for the index is calculated from November 30, 2009 as the index only priced monthly at such time. Barclays U.S. Aggregate Local Authorities Bond Index is an unmanaged index that measures the performance of U.S. investment-grade fixed-rate debt issued directly or indirectly by local government authorities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/15. Without the reimbursement, if applicable, performance would have been lower. 5 The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond—in percentage terms—given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Build America Bond Fund

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.10	$4.87	**	0.95%
Class C	$1,000.00	$1,038.30	$8.69	**	1.70%
Class I	$1,000.00	$1,043.50	$3.59	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.81	**	0.95%
Class C	$1,000.00	$1,016.50	$8.59	**	1.70%
Class I	$1,000.00	$1,021.60	$3.55	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Build America Bond Fund

September 30, 2014

Portfolio of Investments

Taxable Municipal Securities — 93.9%(1)

Security	Principal Amount (000’s omitted)	Value

Education — 5.5%
University of Michigan, 6.172%, 4/1/30	$530	$591,210
University of Texas, 6.276%, 8/15/41	1,775	2,038,126

		$2,629,336

Electric Utilities — 7.7%
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	$740	$829,865
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,199,460
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,597,709

		$3,627,034

General Obligations — 32.9%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,109,260
California, 7.70%, 11/1/30	1,000	1,244,210
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	1,917,579
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,406,751
Denton County, TX, 5.968%, 7/15/35	1,020	1,134,587
Denver, CO, 5.65%, 8/1/30	1,250	1,399,863
Florida, State Board of Education, 5.50%, 6/1/27	1,000	1,099,580
New York, NY, 6.646%, 12/1/31	1,250	1,489,050
San Mateo, CA, Union High School District, 6.733%, 9/1/34	900	1,028,727
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,250	1,448,850
Shelby County, TN, 5.75%, 4/1/34	385	422,395
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	913,941

		$15,614,793

Hospital — 1.7%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$278,092
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	548,425

		$826,517

Lease Revenue / Certificates of Participation — 5.0%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$1,615	$1,817,795
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	558,970

		$2,376,765

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 8.0%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,335	$1,497,496
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	440	502,049
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,786,845

		$3,786,390

Special Tax Revenue — 11.1%
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,265	$1,406,908
Iowa, Special Obligation, 6.75%, 6/1/34	1,250	1,429,025
Miami-Dade County, FL, Transit Sales Surtax Revenue, 6.71%, 7/1/29	1,105	1,271,612
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,035	1,142,495

		$5,250,040

Transportation — 7.6%
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$1,775	$1,986,154
Port of Seattle, WA, 7.00%, 5/1/36(2)	1,395	1,623,599

		$3,609,753

Water and Sewer — 14.4%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$871,627
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,134,860
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	120,289
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	648,044
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,540	1,747,608
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,172,569
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	1,000	1,127,910

		$6,822,907

Total Taxable Municipal Securities — 93.9% (identified cost $41,675,269)		$44,543,535

7	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Portfolio of Investments — continued

Short-Term Investments — 4.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$2,307	$2,306,680

Total Short-Term Investments (identified cost $2,306,680)		$2,306,680

Total Investments — 98.8% (identified cost $43,981,949)		$46,850,215

Other Assets, Less Liabilities — 1.2%		$568,280

Net Assets — 100.0%		$47,418,495

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	–	Permanent School Fund

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.1%
New York	14.9%
California	13.3%
Others, representing less than 10% individually	47.6%

(1)

Build America Bonds (unless otherwise noted). Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Non-Build America Bond.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014.

8	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Statement of Assets and Liabilities

Assets	September 30, 2014
Unaffiliated investments, at value (identified cost, $41,675,269)	$44,543,535
Affiliated investment, at value (identified cost, $2,306,680)	2,306,680
Interest receivable	712,006
Interest receivable from affiliated investment	267
Receivable for Fund shares sold	110,748
Total assets	$47,673,236

Liabilities
Payable for Fund shares redeemed	$132,950
Distributions payable	15,870
Payable to affiliates:
Investment adviser fee	23,290
Distribution and service fees	12,383
Other	16,325
Accrued expenses	53,923
Total liabilities	$254,741
Net Assets	$47,418,495

Sources of Net Assets
Paid-in capital	$47,192,948
Accumulated net realized loss	(2,626,849)
Accumulated distributions in excess of net investment income	(15,870)
Net unrealized appreciation	2,868,266
Net Assets	$47,418,495

Class A Shares
Net Assets	$18,176,179
Shares Outstanding	1,543,434
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.78
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.37

Class C Shares
Net Assets	$10,593,902
Shares Outstanding	899,938
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.77

Class I Shares
Net Assets	$18,648,414
Shares Outstanding	1,584,007
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Statement of Operations

Investment Income	Year Ended September 30, 2014
Interest	$2,188,937
Interest allocated from affiliated investment	2,105
Expenses allocated from affiliated investment	(251)
Total investment income	$2,190,791

Expenses
Investment adviser fee	$287,529
Distribution and service fees
Class A	52,447
Class C	120,819
Trustees’ fees and expenses	2,489
Custodian fee	25,846
Transfer and dividend disbursing agent fees	33,178
Legal and accounting services	38,242
Printing and postage	19,129
Registration fees	20,124
Miscellaneous	19,069
Total expenses	$618,872
Deduct —
Allocation of expenses to affiliate	$111,234
Reduction of custodian fee	9
Total expense reductions	$111,243

Net expenses	$507,629

Net investment income	$1,683,162

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(640,814)
Investment transactions allocated from affiliated investment	24
Net realized loss	$(640,790)
Change in unrealized appreciation (depreciation) —
Investments	$1,888,618
Net change in unrealized appreciation (depreciation)	$1,888,618

Net realized and unrealized gain	$1,247,828

Net increase in net assets from operations	$2,930,990

10	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$1,683,162	$3,130,837
Net realized loss from investment transactions	(640,790)	(178,950)
Net change in unrealized appreciation (depreciation) from investments	1,888,618	(6,280,817)
Net increase (decrease) in net assets from operations	$2,930,990	$(3,328,930)
Distributions to shareholders —
From net investment income
Class A	$(970,028)	$(1,531,935)
Class C	(468,894)	(1,107,015)
Class I	(715,538)	(1,404,065)
From net realized gain
Class A	—	(241,510)
Class C	—	(220,629)
Class I	—	(180,424)
Total distributions to shareholders	$(2,154,460)	$(4,685,578)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,520,032	$7,737,105
Class C	1,448,305	5,562,951
Class I	15,090,587	24,588,857
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	908,109	1,678,811
Class C	344,823	773,674
Class I	653,096	1,066,179
Cost of shares redeemed
Class A	(13,663,756)	(23,516,490)
Class C	(10,298,260)	(20,152,437)
Class I	(16,072,342)	(45,080,837)
Net decrease in net assets from Fund share transactions	$(18,069,406)	$(47,342,187)

Net decrease in net assets	$(17,292,876)	$(55,356,695)

Net Assets
At beginning of year	$64,711,371	$120,068,066
At end of year	$47,418,495	$64,711,371

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(15,870)	$(15,353)

11	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Financial Highlights

	Class A
	Year Ended September 30,				Period Ended September 30, 2011(1)		Period Ended October 31, 2010(2)
	2014		2013	2012
Net asset value — Beginning of period	$11.520		$12.600	$12.040	$10.840		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.420		$0.415	$0.430	$0.469		$0.455
Net realized and unrealized gain (loss)	0.372		(0.888)	0.627	1.216		0.796

Total income (loss) from operations	$0.792		$(0.473)	$1.057	$1.685		$1.251

Less Distributions
From net investment income	$(0.532)		$(0.530)	$(0.497)	$(0.481)		$(0.411)
From net realized gain	—		(0.077)	—	(0.004)		—

Total distributions	$(0.532)		$(0.607)	$(0.497)	$(0.485)		$(0.411)

Net asset value — End of period	$11.780		$11.520	$12.600	$12.040		$10.840

Total Return(4)	7.06%		(3.94)%	8.96%	16.18	%(5)	12.64	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,176		$27,061	$44,175	$23,327		$26,862
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.95%		0.95%	0.95%	0.95	%(7)(8)	0.95	%(7)(8)
Net investment income	3.64%		3.37%	3.50%	4.79	%(7)	4.38	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	—	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	0	%(10)	19%	24%	10	%(5)(11)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year end from October 31 to September 30.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0.23%, 0.22%, 0.19%, 0.41% and 1.16% of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Amount is less than 1%.

(11)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Financial Highlights — continued

	Class C
	Year Ended September 30,				Period Ended September 30, 2011(1)		Period Ended October 31, 2010(2)
	2014		2013	2012
Net asset value — Beginning of period	$11.520		$12.600	$12.040	$10.840		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.334		$0.323	$0.337	$0.396		$0.371
Net realized and unrealized gain (loss)	0.362		(0.888)	0.627	1.215		0.819

Total income (loss) from operations	$0.696		$(0.565)	$0.964	$1.611		$1.190

Less Distributions
From net investment income	$(0.446)		$(0.438)	$(0.404)	$(0.407)		$(0.350)
From net realized gain	—		(0.077)	—	(0.004)		—

Total distributions	$(0.446)		$(0.515)	$(0.404)	$(0.411)		$(0.350)

Net asset value — End of period	$11.770		$11.520	$12.600	$12.040		$10.840

Total Return(4)	6.17%		(4.65)%	8.14%	15.50	%(5)	11.91	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,594		$18,946	$35,407	$13,684		$13,003
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.70%		1.70%	1.70%	1.70	%(7)(8)	1.70	%(7)(8)
Net investment income	2.90%		2.62%	2.74%	4.05	%(7)	3.56	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	—	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	0	%(10)	19%	24%	10	%(5)(11)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year end from October 31 to September 30.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0.23%, 0.22%, 0.19%, 0.41% and 1.16% of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Amount is less than 1%.

(11)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

13	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Financial Highlights — continued

	Class I
	Year Ended September 30,				Period Ended September 30, 2011(1)		Period Ended October 31, 2010(2)
	2014		2013	2012
Net asset value — Beginning of period	$11.520		$12.600	$12.050	$10.840		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.447		$0.447	$0.458	$0.495		$0.460
Net realized and unrealized gain (loss)	0.364		(0.889)	0.620	1.225		0.808

Total income (loss) from operations	$0.811		$(0.442)	$1.078	$1.720		$1.268

Less Distributions
From net investment income	$(0.561)		$(0.561)	$(0.528)	$(0.506)		$(0.428)
From net realized gain	—		(0.077)	—	(0.004)		—

Total distributions	$(0.561)		$(0.638)	$(0.528)	$(0.510)		$(0.428)

Net asset value — End of period	$11.770		$11.520	$12.600	$12.050		$10.840

Total Return(4)	7.23%		(3.70)%	9.14%	16.55	%(5)	12.81	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,648		$18,704	$40,486	$12,939		$14,001
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.70%		0.70%	0.70%	0.70	%(7)(8)	0.70	%(7)(8)
Net investment income	3.87%		3.62%	3.70%	5.07	%(7)	4.45	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	—	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	0	%(10)	19%	24%	10	%(5)(11)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year end from October 31 to September 30.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0.23%, 0.22%, 0.19%, 0.41% and 1.16% of average daily net assets for the years ended September 30, 2014, 2013 and 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Amount is less than 1%.

(11)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

14	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

September 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Build America Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s primary investment objective is current income and its secondary investment objective is capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $1,540,109 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2014, $993,174 are short-term and $546,935 are long-term.

As of September 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Build America Bond Fund

September 30, 2014

Notes to Financial Statements — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2014 and September 30, 2013 was as follows:

	Year Ended September 30,
	2014	2013

Distributions declared from:
Ordinary income	$2,154,460	$4,058,476
Long-term capital gains	$—	$627,102

During the year ended September 30, 2014, accumulated net realized loss was increased by $470,142, accumulated distributions in excess of net investment income was decreased by $470,781 and paid-in capital was decreased by $639 due to differences between book and tax accounting, primarily for premium amortization, accretion of market discount and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Deferred capital losses	$(1,540,109)
Net unrealized appreciation	$1,781,526
Other temporary differences	$(15,870)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the timing of recognizing distributions to shareholders, investments in partnerships, premium amortization and accretion of market discount.

16

Eaton Vance

Build America Bond Fund

September 30, 2014

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended September 30, 2014, the investment adviser fee amounted to $287,529 or 0.60% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund but receives no compensation. BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2015. Pursuant to this agreement, BMR was allocated $111,234 of the Fund’s operating expenses for the year ended September 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2014, EVM earned $1,021 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,407 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2014 amounted to $52,447 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2014, the Fund paid or accrued to EVD $90,614 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2014 amounted to $30,205 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2014, the Fund was informed that EVD received approximately $400 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $210,848 and $19,019,660, respectively, for the year ended September 30, 2014.

17

Eaton Vance

Build America Bond Fund

September 30, 2014

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2014	2013

Sales	303,737	619,993
Issued to shareholders electing to receive payments of distributions in Fund shares	78,568	136,407
Redemptions	(1,187,148)	(1,913,544)

Net decrease	(804,843)	(1,157,144)

	Year Ended September 30,
Class C	2014	2013

Sales	125,003	446,866
Issued to shareholders electing to receive payments of distributions in Fund shares	29,829	62,769
Redemptions	(899,679)	(1,675,564)

Net decrease	(744,847)	(1,165,929)

	Year Ended September 30,
Class I	2014	2013

Sales	1,305,836	1,995,574
Issued to shareholders electing to receive payments of distributions in Fund shares	56,361	87,081
Redemptions	(1,401,526)	(3,672,363)

Net decrease	(39,329)	(1,589,708)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,068,689

Gross unrealized appreciation	$2,032,372
Gross unrealized depreciation	(250,846)

Net unrealized appreciation	$1,781,526

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2014.

18

Eaton Vance

Build America Bond Fund

September 30, 2014

Notes to Financial Statements — continued

10  Liquidity Risk

The ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of such bonds.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$44,543,535	$—	$44,543,535
Short-Term Investments	—	2,306,680	—	2,306,680

Total Investments	$—	$46,850,215	$—	$46,850,215

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Build America Bond Fund

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Build America Bond Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Build America Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Build America Bond Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2014

20

Eaton Vance

Build America Bond Fund

September 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

21

Eaton Vance

Build America Bond Fund

September 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	3,226,978	2,028
Cynthia E. Frost	3,214,449	14,557
George J. Gorman	3,226,978	2,028
Valerie A. Mosley	3,226,903	2,103
Harriett Tee Taggart	3,215,837	13,168

(1)	Excludes fractional shares.

22

Eaton Vance

Build America Bond Fund

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Build America Bond Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Build America Bond Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In Fund whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in income securities, including municipal bonds. The Board noted the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

Build America Bond Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

25

Eaton Vance

Build America Bond Fund

September 30, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

26

Eaton Vance

Build America Bond Fund

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

27

Eaton Vance

Build America Bond Fund

September 30, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4595 9.30.14

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2014

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2014

Eaton Vance

Municipal Income Funds

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	3
National Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	47

Federal Tax Information	49

Special Meeting of Shareholders	50

Board of Trustees’ Contract Approval	51

Management and Organization	54

Important Notices	57

Eaton Vance

Municipal Income Funds

September 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2013, the municipal market was at the tail end of a significant selloff that started in May 2013, after then-U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, heavy selling in municipals continued through the summer of 2013. Although selling of municipals abated somewhat in September, the municipal market continued to experience outflows from the beginning of the period on October 1 through December 2013.

But as 2014 began, municipals turned a corner. From January 1 through September 30, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical and economic risks overseas. In addition, strong demand for municipals, coupled with tight supply, created a favorable supply-demand imbalance that helped drive prices up and yields down. As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality bonds were the best performers. For the one-year period as a whole, long-term municipal rates declined while short-term rates were essentially flat.

Fund Performance

For the fiscal year ended September 30, 2014, AMT-Free Municipal Income Fund and National Municipal Income Fund Class A shares at net asset value (NAV) both outperformed the 7.93% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index2 (the Index).

The Funds’ overall strategy is to invest primarily in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

Management employs leverage through Residual Interest Bond (RIB) financing6 in seeking to enhance the Funds’

tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market and thus magnifying a fund’s exposure to its underlying investments in both up and down market environments. During this period of falling rates and strong performance by municipal bonds, the use of leverage was a positive contributor to performance versus the Index – which does not employ leverage – for both Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of strong performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

Fund-specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned 12.63%, outperforming the 7.93% return of the Index. The chief contributors to results relative to the Index included leverage, as noted above, as well as an overweight in bonds with 20 to 30 years remaining to maturity, an overweight and security selection in the transportation sector, and an overweight in zero coupon bonds, which were the best-performing coupon structure during the period. In contrast, the Fund’s hedging strategy, an overweight in pre-refunded, or escrowed, bonds, and an underweight in bonds with 30 or more years remaining to maturity all detracted from performance versus the Index.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned 12.89%, outperforming the 7.93% return of the Index. Leverage, an overweight in bonds with 20 or more years remaining to maturity, an overweight in zero coupon bonds, and an overweight and security selection in the transportation sector all contributed to performance relative to the Index. Detractors from results versus the Index included the Fund’s hedging strategy, an underweight in California bonds, and security selection in BBB-rated7 bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	12.63%	5.09%	4.28%
Class A with 4.75% Maximum Sales Charge	—	—	7.31	4.06	3.78
Class B at NAV	01/14/1998	03/16/1978	11.73	4.31	3.53
Class B with 5% Maximum Sales Charge	—	—	6.73	3.97	3.53
Class C at NAV	05/02/2006	03/16/1978	11.84	4.31	3.54
Class C with 1% Maximum Sales Charge	—	—	10.84	4.31	3.54
Class I at NAV	03/16/1978	03/16/1978	12.99	5.37	4.55
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays Long (22+) Year Municipal Bond Index	—	—	12.88	5.97	5.42

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.94%	1.69%	1.69%	0.69%
Net		0.83	1.58	1.58	0.58

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.17%	3.51%	3.44%	4.40%
Taxable-Equivalent Distribution Rate		7.37	6.20	6.08	7.77
SEC 30-day Yield		2.10	1.53	1.47	2.44
Taxable-Equivalent SEC 30-day Yield		3.71	2.71	2.59	4.30

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					12.02%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2004	$14,153	N.A.
Class C	$10,000	09/30/2004	$14,166	N.A.
Class I	$250,000	09/30/2004	$390,228	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2014

Performance2,3

Portfolio Managers Thomas M. Metzold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	12.89%	4.89%	4.19%
Class A with 4.75% Maximum Sales Charge	—	—	7.50	3.88	3.69
Class B at NAV	12/19/1985	12/19/1985	12.06	4.10	3.44
Class B with 5% Maximum Sales Charge	—	—	7.06	3.76	3.44
Class C at NAV	12/03/1993	12/19/1985	12.06	4.10	3.42
Class C with 1% Maximum Sales Charge	—	—	11.06	4.10	3.42
Class I at NAV	07/01/1999	12/19/1985	13.17	5.17	4.46
Barclays Municipal Bond Index	—	—	7.93%	4.67%	4.72%
Barclays Long (22+) Year Municipal Bond Index	—	—	12.88	5.97	5.42

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.52%
Net		0.66	1.41	1.41	0.41

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.01%	3.31%	3.29%	4.32%
Taxable-Equivalent Distribution Rate		7.08	5.85	5.81	7.63
SEC 30-day Yield		2.56	1.98	1.95	2.99
Taxable-Equivalent SEC 30-day Yield		4.52	3.50	3.45	5.29

% Total Leverage[6]
RIB Financing					11.62%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2004	$14,027	N.A.
Class C	$10,000	09/30/2004	$14,006	N.A.
Class I	$250,000	09/30/2004	$386,745	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2014

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.90	$4.70	0.91%
Class B	$1,000.00	$1,058.30	$8.57	1.66%
Class C	$1,000.00	$1,058.20	$8.56	1.66%
Class I	$1,000.00	$1,065.00	$3.42	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.61	0.91%
Class B	$1,000.00	$1,016.70	$8.39	1.66%
Class C	$1,000.00	$1,016.70	$8.39	1.66%
Class I	$1,000.00	$1,021.80	$3.35	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

8

Eaton Vance

Municipal Income Funds

September 30, 2014

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,066.60	$4.09	0.79%
Class B	$1,000.00	$1,062.60	$7.91	1.53%
Class C	$1,000.00	$1,062.60	$7.96	1.54%
Class I	$1,000.00	$1,069.00	$2.75	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.00	0.79%
Class B	$1,000.00	$1,017.40	$7.74	1.53%
Class C	$1,000.00	$1,017.30	$7.79	1.54%
Class I	$1,000.00	$1,022.40	$2.69	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 109.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,337,154
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,788,530
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,262,933
Rhode Island Clean Water Finance Agency, 5.00%, 10/1/32	1,400	1,633,296

		$16,021,913

Education — 4.5%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	$4,110	$4,605,625
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,170	1,358,194
University of California, 5.25%, 5/15/35	3,555	4,224,193
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	415	506,757
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	1,120	1,375,293
West Virginia University, 5.00%, 10/1/31	3,000	3,462,120

		$15,532,182

Electric Utilities — 9.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,685,475
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,134,332
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,147,616
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	945	1,033,235
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,394,464
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,528,496
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,835,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,392,043
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,224,008

		$32,374,769

Escrowed / Prerefunded — 4.4%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,803,800
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,256,000

		$15,059,800

Security	Principal Amount (000’s omitted)	Value

General Obligations — 12.7%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,912,767
California, 5.00%, 10/1/23(2)	225	273,994
California, 5.00%, 10/1/24(2)	1,550	1,902,609
California, 5.00%, 10/1/25(2)	2,110	2,566,477
California, 5.00%, 10/1/26(2)	1,300	1,571,661
California, 5.00%, 10/1/27(2)	630	756,120
California, 5.00%, 2/1/31	1,405	1,611,394
California, 5.25%, 10/1/29	560	661,326
California, 5.25%, 10/1/32	3,480	4,015,154
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,354,804
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,343,005
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,220	956,529
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,851,304
South Carolina, 3.25%, 8/1/30	235	235,776
University of Connecticut, 5.00%, 2/15/32	1,250	1,450,175
Washington, 5.00%, 2/1/34	5,000	5,802,200
Washington, 5.25%, 2/1/36(1)	6,000	6,965,280

		$43,230,575

Health Care – Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$85	$86,124
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	83	83,300
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	294	294,108
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	350	350,129

		$813,661

Hospital — 15.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$599,826
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	6,021,785
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,956,741
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,676,619

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	$1,325	$1,513,786
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,487,259
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,331,395
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,495,614
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,946,351
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,930,925
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,477,330
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	928,074
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,039,098
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,567,522
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,260,458
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,215	1,217,989
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,143,130
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,750,850

		$53,344,752

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	$285	$185,256

		$185,256

Industrial Development Revenue — 1.0%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$345	$344,727
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,997,903

		$3,342,630

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,187,097

		$2,187,097

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,347,084
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,686,625

		$8,033,709

Insured – General Obligations — 1.1%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,076,662
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	542,783
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	994,377

		$3,613,822

Insured – Lease Revenue / Certificates of Participation — 1.2%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,935,512

		$3,935,512

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$10,600	$3,806,884

		$3,806,884

Insured – Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(6)	$7,500	$7,164,750
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27(6)	6,000	7,447,980
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,235,132
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,219,894
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	873,988
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,564,784

		$21,506,528

Insured – Transportation — 3.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,134,640
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,126,240
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	888,400
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,077,972

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	$1,040	$1,194,783
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,840,497

		$12,262,532

Insured – Water and Sewer — 3.5%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,608,560
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,115,562
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	716,563
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	615,703
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	303,470
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	608,567

		$11,968,425

Other Revenue — 6.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,175	$1,316,305
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,494,227
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	720	816,070
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,200	725,784
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	999,940
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,439,652
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	450	435,488
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	3,973,736
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,251,120
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,185	2,219,916

		$21,672,238

Senior Living / Life Care — 3.8%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,651,240
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,325,469
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,480,015

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,650	$1,839,255
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	1,480	1,021,259
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	636,148
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,027,487
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	171,018
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	705,454

		$12,857,345

Special Tax Revenue — 7.3%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,398	$2,426,224
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	746,678
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,167	1,168,902
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,352,400
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,524,050
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,866,314
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,130	1,106,779
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,753,609

		$24,944,956

Transportation — 16.7%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$470,120
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,283,623
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,690,390
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,523,214
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,188,902
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,700,045
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,081,100
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,643,063
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,470,193
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,372,678
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	12,117,205

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,500	$4,249,595
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,526,860
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,619,600

		$56,936,588

Water and Sewer — 3.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/33	$1,200	$1,349,112
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/27	1,125	1,438,402
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	6,855	7,891,065

		$10,678,579

Total Tax-Exempt Investments — 109.6% (identified cost $331,963,150)		$374,309,753

Other Assets, Less Liabilities — (9.6)%		$(32,658,311)

Net Assets — 100.0%		$341,651,442

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	22.0%
New York	20.7%
Texas	10.5%
Others, representing less than 10% individually	56.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,397,369.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $5,198,513 or 1.5% of the Fund’s net assets.

(5)	Defaulted matured security.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments

Tax-Exempt Municipal Securities — 106.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,201,502
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	29,410	31,430,173

		$47,631,675

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$12,996,603

		$12,996,603

Education — 5.3%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	$45,615	$51,115,713
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,938,257
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	11,070	12,850,609
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,653,860
Texas A&M University, 5.00%, 7/1/26	200	249,236
University of California, 5.25%, 5/15/31	6,250	7,560,313
University of California, 5.25%, 5/15/32	2,500	3,007,700
University of California, 5.25%, 5/15/36	7,080	8,380,171
University of California, 5.25%, 5/15/37	13,000	15,339,740
University of California, 5.25%, 5/15/38	7,700	9,050,811
University of Colorado, 5.00%, 6/1/26	1,500	1,816,590
University of Colorado, Series A, 5.00%, 6/1/25	1,500	1,831,230
University of Colorado, Series B, 5.00%, 6/1/25	2,270	2,771,261
University of Missouri, 5.00%, 11/1/24	3,000	3,749,310
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	3,860	4,713,446
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	10,380	12,746,017

		$186,774,264

Electric Utilities — 7.8%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$30,485	$31,327,910
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	10,004,294
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	9,055	9,900,466
Nebraska Public Power District Revenue, 5.00%, 1/1/24	5,000	5,913,400
Nebraska Public Power District Revenue, 5.00%, 1/1/26	3,195	3,743,677

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	$8,000	$8,146,880
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	46,003,230
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,135,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,683,200
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	32,465,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	30	34,392
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	30,494,240
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	58,085,089

		$273,937,678

Escrowed / Prerefunded — 0.2%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,049,344
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	2,250	2,065,793

		$5,115,137

General Obligations — 19.6%
Alabama, 5.00%, 8/1/24	$22,260	$27,696,782
California, 5.00%, 10/1/23(4)	2,275	2,770,381
California, 5.00%, 10/1/24(4)	15,700	19,271,593
California, 5.00%, 10/1/25(4)	21,390	26,017,513
California, 5.00%, 10/1/26(4)	13,200	15,958,404
California, 5.00%, 12/1/26	5,910	7,049,271
California, 5.00%, 10/1/27(4)	6,370	7,645,210
California, 5.00%, 11/1/27	10,360	12,262,096
California, 5.00%, 2/1/31	17,595	20,179,706
California, 5.00%, 2/1/38	26,790	30,032,394
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	10,000	12,281,400
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	575	703,064
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	600	727,386
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	1,265	1,526,045
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/29	935	1,125,235

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/30	$500	$599,325
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/31	800	954,328
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/32	970	1,151,584
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	1,000	1,182,470
Hawaii, 5.00%, 8/1/32	2,740	3,172,838
Illinois, 5.00%, 5/1/26	24,650	26,990,517
Illinois, 5.00%, 5/1/31	15,000	15,981,150
Illinois, 5.25%, 7/1/30	16,830	18,233,790
Illinois, 5.25%, 7/1/31	2,370	2,556,851
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,036,304
New York, NY, 5.00%, 8/1/24	10,220	12,463,699
New York, NY, 5.00%, 3/1/30	10,000	11,679,500
Newton, MA, 5.00%, 4/1/39	6,780	7,731,031
North Carolina, 5.00%, 6/1/22	28,000	34,240,080
Ohio, 5.00%, 9/15/22(2)(3)	24,380	29,654,369
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,350,600
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	47,241,197
Richmond, VA, 5.00%, 3/1/29	10,225	11,989,528
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	10,055	9,818,305
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	65,982,448
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,336,200
Texas, (Texas Transportation Commission), 5.00%, 10/1/25	30,800	37,869,524
Texas, (Texas Transportation Commission), 5.00%, 10/1/26	10,000	12,223,700
Washington, 5.00%, 2/1/34	395	458,374
Washington, 5.00%, 2/1/34(2)	17,000	19,727,480
Washington, 5.00%, 2/1/35	515	595,355
Washington, 5.00%, 2/1/35(2)	23,000	26,588,690
Washington, Series 2011B, 5.00%, 2/1/33	21,255	24,179,263
Washington, Series 2014D, 5.00%, 2/1/33	21,325	24,840,640
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,283,290

		$687,358,910

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$482	$482,477
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	517	517,651

		$1,000,128

Hospital — 8.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,390,669
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	42,705,221
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,942,829
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	29,673,362
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,623,414
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	43,260	54,356,623
Johnson City, TN, Health and Educational Facilities Board, (Mountain States Health Alliance), 5.50%, 7/1/36	1,000	1,039,540
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,192,648
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	817,680
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,878,773
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,640,807
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,989,413
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	13,500	14,794,245
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	10,318,909
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,100,331
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,549,937
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	28,277,221

		$304,291,622

Housing — 0.6%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$9,187,427

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	$12,020	$12,408,126

		$21,595,553

Industrial Development Revenue — 2.3%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$1,020	$1,022,938
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,652,561
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,497,590
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,420	2,418,088
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	440	461,723
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	96,469
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,656,364
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,000	12,267,800
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,417

		$82,143,950

Insured – Bond Bank — 0.1%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,420,315

		$2,420,315

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,395,337

		$1,395,337

Insured – Electric Utilities — 0.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$7,310	$8,569,951
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	454,920
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,283,256
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,139,487
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	796,435

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	$165	$158,146

		$19,402,195

Insured – General Obligations — 2.4%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,306,648
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,170,718
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	35,739,100
New Haven, CT, (AGM), 5.00%, 8/1/23	7,000	8,253,420
Oyster Bay, NY, (AGM), 4.00%, 8/1/29	11,885	12,383,932
Oyster Bay, NY, (AGM), 4.00%, 8/1/30	12,360	12,827,084
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,624,693

		$84,305,595

Insured – Hospital — 0.6%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,907,172
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,680,720

		$21,587,892

Insured – Lease Revenue / Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$957,965
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	410,556

		$1,368,521

Insured – Other Revenue — 3.2%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$68,155	$24,477,187
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	4,979,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,693,745
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,105,089
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	61,054,000

		$111,309,521

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,783,330
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,884,681
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	610,317
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	959,850
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	12,462,318
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	35,527,707
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	16,890,432

		$84,118,635

Insured – Student Loan — 1.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$36,070	$38,134,647
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	19,870	20,225,871

		$58,360,518

Insured – Transportation — 4.9%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,327,850
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	19,669,342
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,342,409
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	21,084,190
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42(7)	58,690	71,363,519
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	918,330
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,469,674
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	588,602
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	14,950	15,810,971
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,621,762

		$170,196,649

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.8%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$8,905	$10,289,460
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	44,559,516
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	42,615,143

		$97,464,119

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,835	$8,400,671

		$8,400,671

Other Revenue — 6.4%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$12,735	$14,266,511
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	16,295	18,445,777
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	7,785	8,823,752
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	151,205
New Mexico Municipal Energy Acquisition Authority, 0.855%, 11/1/39(9)	8,300	8,356,108
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,562,100
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	16,555	18,645,400
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,736,640
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	14,594,280
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,555,164
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	46,135	56,684,229
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,194,526
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,251,399
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	37,265,006

		$224,532,097

Senior Living / Life Care — 0.3%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,229
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(8)	16,435	11,340,808

		$11,441,037

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.7%
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	$870	$818,522
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	55	55,323
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	385,830
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	414,098
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	540	546,772
Louisiana, 5.00%, 6/15/30	5,700	6,719,502
Louisiana, 5.00%, 6/15/31	5,950	6,981,135
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	19,555	22,402,208
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	18,080	21,242,915
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(11)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	160	160,360
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	344,658
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	225	223,556
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	269,899
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/38	17,640	20,112,952
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/32	22,970	26,910,503
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	10,335	11,853,211
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	4,294,914
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(4)	20,940	25,856,084
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	530	514,487
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	385	339,170
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,292,839
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,774,200
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,621,147

		$165,134,285

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,487,940

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	$2,895	$3,104,887
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	4,250	4,256,545

		$23,849,372

Transportation — 22.6%
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	$10,000	$11,251,200
Chicago, IL, (Midway Airport), 5.00%, 1/1/33	6,750	7,529,895
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	18,535	21,591,978
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,469,437
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	13,690	15,629,462
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	10,000	11,378,900
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	10,755	12,196,493
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	24,988,852
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	13,445	15,380,542
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	6,660	7,771,754
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,076,703
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	11,680	13,478,136
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	7,951,106
Illinois Toll Highway Authority, 5.00%, 1/1/29	1,750	2,043,965
Illinois Toll Highway Authority, 5.00%, 1/1/30	1,000	1,164,460
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,153,080
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,874,025
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,431,910
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	15,074,254
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,734,654
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,148,960
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	8,175	9,995,082
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	7,500	9,073,650
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	12,000	14,050,680
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,370,389
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	12,050	14,366,010

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/24	$14,535	$17,398,976
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	40,000	45,950,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38(7)	26,650	31,089,890
New Jersey Turnpike Authority, 5.00%, 1/1/28	20,415	23,435,603
New Jersey Turnpike Authority, 5.00%, 1/1/30	25,000	28,959,000
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,529,000
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,611,401
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,552,800
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,378,425
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	13,631,748
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,575,322
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	26,598,500
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,836,800
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	4,830	5,412,740
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	13,181,540
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/25	10,000	11,873,000
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/26	12,500	14,722,875
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/27	7,500	8,756,325
Port Authority of New York & New Jersey, (AMT), 5.00%, 10/15/36	17,725	19,516,643
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,283,419
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,453,764
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,534,426
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	45,293,201

		$789,750,975

Water and Sewer — 6.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/30	$1,750	$1,992,953
Chicago, IL, Water Revenue, 5.00%, 11/1/31	1,000	1,132,430
Chicago, IL, Water Revenue, 5.00%, 11/1/39	2,000	2,223,380
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,055,650

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Detroit, MI, Water Supply System, 5.00%, 7/1/41	$2,185	$2,283,434
Detroit, MI, Water Supply System, 5.25%, 7/1/41(7)	56,420	59,783,196
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	38,514,900
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,712,406
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,483,722
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	15,000	17,203,500
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	48,382,414

		$212,767,985

Total Tax-Exempt Municipal Securities — 106.0% (identified cost $3,417,564,580)		$3,710,651,239

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value

Education — 0.7%
University of North Carolina at Chapel Hill, 3.847%, 12/1/34(4)	$25,000	$25,250,000

		$25,250,000

General Obligations — 1.1%
Massachusetts, 4.50%, 8/1/31(12)	$26,985	$29,280,884
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(12)	3,425	3,816,409
Utah, 3.539%, 7/1/25(12)	5,250	5,455,642

		$38,552,935

Total Taxable Municipal Securities — 1.8% (identified cost $63,394,535)		$63,802,935

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2014

Portfolio of Investments — continued

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value

Education — 0.8%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$27,000	$27,207,468

Total Corporate Bonds & Notes — 0.8% (identified cost $27,000,000)		$27,207,468

Total Investments — 108.6% (identified cost $3,507,959,115)		$3,801,661,642

Other Assets, Less Liabilities — (8.6)%		$(300,227,826)

Net Assets — 100.0%		$3,501,433,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At September 30, 2014, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.9%
California	16.7%
Texas	16.7%
Others, representing less than 10% individually	55.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 5.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).
(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $95,521,126.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $26,331,048 or 0.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(10)	Defaulted matured security.

(11)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(12)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities

	September 30, 2014
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$331,963,150	$3,507,959,115
Unrealized appreciation	42,346,603	293,702,527
Investments, at value	$374,309,753	$3,801,661,642
Cash	$5,507,735	$193,178,764
Restricted cash*	975,000	9,000,000
Interest receivable	4,560,220	45,919,001
Receivable for investments sold	13,704,451	84,640,248
Receivable for Fund shares sold	214,683	3,353,076
Receivable for variation margin on open financial futures contracts	104,563	1,218,750
Total assets	$399,376,405	$4,138,971,481

Liabilities
Payable for floating rate notes issued	$46,685,000	$460,200,000
Payable for investments purchased	766,807	—
Payable for when-issued securities	8,129,044	161,850,147
Payable for Fund shares redeemed	1,524,397	9,911,078
Distributions payable	201,919	2,035,589
Payable to affiliates:
Investment adviser fee	126,975	991,552
Distribution and service fees	73,250	999,698
Interest expense and fees payable	82,878	930,206
Accrued expenses	134,693	619,395
Total liabilities	$57,724,963	$637,537,665
Net Assets	$341,651,442	$3,501,433,816

Sources of Net Assets
Paid-in capital	$433,971,983	$4,489,970,927
Accumulated net realized loss	(136,559,099)	(1,296,187,192)
Accumulated undistributed net investment income	1,538,635	10,671,794
Net unrealized appreciation	42,699,923	296,978,287
Net Assets	$341,651,442	$3,501,433,816

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities — continued

	September 30, 2014
Class A Shares	AMT-Free Fund	National Fund
Net Assets	$200,407,536	$2,126,464,760
Shares Outstanding	21,433,541	215,351,635
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.35	$9.87
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.82	$10.36

Class B Shares
Net Assets	$1,647,120	$42,654,516
Shares Outstanding	177,323	4,320,225
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.29	$9.87

Class C Shares
Net Assets	$37,192,861	$645,800,529
Shares Outstanding	4,000,098	65,402,572
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.30	$9.87

Class I Shares
Net Assets	$102,403,925	$686,514,011
Shares Outstanding	10,026,494	69,521,853
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Operations

	Year Ended September 30, 2014
Investment Income	AMT-Free Fund	National Fund
Interest	$18,527,142	$191,850,092
Total investment income	$18,527,142	$191,850,092

Expenses
Investment adviser fee	$1,590,475	$12,534,922
Distribution and service fees
Class A	535,193	5,184,942
Class B	21,921	493,479
Class C	381,972	6,371,176
Trustees’ fees and expenses	15,421	64,765
Custodian fee	84,271	602,804
Transfer and dividend disbursing agent fees	119,375	1,468,941
Legal and accounting services	99,797	386,609
Printing and postage	30,754	257,169
Registration fees	52,082	144,563
Interest expense and fees	314,546	3,265,136
Miscellaneous	38,375	207,513
Total expenses	$3,284,182	$30,982,019
Deduct —
Reduction of custodian fee	$3,390	$26,341
Total expense reductions	$3,390	$26,341

Net expenses	$3,280,792	$30,955,678

Net investment income	$15,246,350	$160,894,414

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,791,984	$58,730,103
Financial futures contracts	(3,929,364)	(34,700,170)
Net realized gain	$1,862,620	$24,029,933
Change in unrealized appreciation (depreciation) —
Investments	$22,456,481	$216,051,811
Financial futures contracts	1,455,693	5,523,436
Net change in unrealized appreciation (depreciation)	$23,912,174	$221,575,247

Net realized and unrealized gain	$25,774,794	$245,605,180

Net increase in net assets from operations	$41,021,144	$406,499,594

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$15,246,350	$160,894,414
Net realized gain from investment transactions and financial futures contracts	1,862,620	24,029,933
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	23,912,174	221,575,247
Net increase in net assets from operations	$41,021,144	$406,499,594
Distributions to shareholders —
From net investment income
Class A	$(9,371,998)	$(99,477,459)
Class B	(80,021)	(2,021,368)
Class C	(1,386,129)	(25,853,832)
Class I	(4,338,298)	(36,405,260)
Total distributions to shareholders	$(15,176,446)	$(163,757,919)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,110,528	$203,628,591
Class B	92,769	444,785
Class C	4,386,915	49,933,766
Class I	17,931,150	319,714,305
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,242,924	82,959,583
Class B	58,072	1,667,463
Class C	1,046,468	19,675,408
Class I	3,172,269	31,125,442
Cost of shares redeemed
Class A	(69,295,933)	(602,870,865)
Class B	(627,087)	(12,371,518)
Class C	(11,898,671)	(168,173,700)
Class I	(25,188,187)	(702,734,261)
Issued in connection with tax-free reorganizations (see Note 12)
Class A	—	146,588,628
Class B	—	2,461,257
Class C	—	17,625,276
Class I	—	12,263,760
Net asset value of shares exchanged
Class A	926,940	12,268,523
Class B	(926,940)	(12,268,523)
Net decrease in net assets from Fund share transactions	$(51,968,783)	$(598,062,080)

Net decrease in net assets	$(26,124,085)	$(355,320,405)

Net Assets
At beginning of year	$367,775,527	$3,856,754,221
At end of year	$341,651,442	$3,501,433,816

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,671,794

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$18,804,549	$220,418,908
Net realized gain (loss) from investment transactions and financial futures contracts	2,684,510	(55,605,725)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(46,601,285)	(432,465,610)
Net decrease in net assets from operations	$(25,112,226)	$(267,652,427)
Distributions to shareholders —
From net investment income
Class A	$(11,586,838)	$(124,978,397)
Class B	(141,200)	(3,299,435)
Class C	(1,727,840)	(34,910,941)
Class I	(5,196,706)	(56,609,744)
Total distributions to shareholders	$(18,652,584)	$(219,798,517)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,542,930	$319,130,862
Class B	110,033	1,005,784
Class C	7,723,182	72,182,129
Class I	35,873,736	508,215,956
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,065,653	102,663,228
Class B	105,774	2,639,049
Class C	1,241,793	25,495,575
Class I	3,618,600	48,089,138
Cost of shares redeemed
Class A	(86,368,611)	(1,013,790,449)
Class B	(869,626)	(24,043,341)
Class C	(13,190,948)	(306,962,890)
Class I	(53,834,097)	(592,809,672)
Net asset value of shares exchanged
Class A	1,330,566	16,194,292
Class B	(1,330,566)	(16,194,292)
Net decrease in net assets from Fund share transactions	$(62,981,581)	$(858,184,631)

Net decrease in net assets	$(106,746,391)	$(1,345,635,575)

Net Assets
At beginning of year	$474,521,918	$5,202,389,796
At end of year	$367,775,527	$3,856,754,221

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,956,902

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Statements of Cash Flows

	Year Ended September 30, 2014
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$41,021,144	$406,499,594
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(85,620,525)	(1,740,117,194)
Investments sold	149,249,828	2,876,895,697
Net amortization/accretion of premium (discount)	(2,030,334)	(18,943,036)
Decrease (increase) in restricted cash	25,000	(6,000,000)
Decrease in interest receivable	499,244	10,850,954
Increase in receivable for variation margin on open financial futures contracts	(104,563)	(1,218,750)
Decrease in payable for variation margin on open financial futures contracts	(3,859)	(581,783)
Decrease in payable to affiliate for investment adviser fee	(13,236)	(179,929)
Decrease in payable to affiliate for distribution and service fees	(8,482)	(72,530)
Decrease in interest expense and fees payable	(4,143)	(137,530)
Decrease in accrued expenses	(10,100)	(197,696)
Net change in unrealized (appreciation) depreciation from investments	(22,456,481)	(216,051,811)
Net realized gain from investments	(5,791,984)	(58,730,103)
Net cash provided by operating activities	$74,751,509	$1,252,015,883

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$42,435,304	$584,666,143
Fund shares redeemed	(106,586,628)	(1,498,823,020)
Distributions paid, net of reinvestments	(2,704,056)	(29,073,233)
Proceeds from secured borrowings	—	113,735,000
Repayment of secured borrowings	(6,910,000)	(270,560,000)
Cash acquired in connection with tax free reorganization (see Note 12)	—	7,151,189
Net cash used in financing activities	$(73,765,380)	$(1,092,903,921)

Net increase in cash	$986,129	$159,111,962

Cash at beginning of year	$4,521,606	$34,066,802

Cash at end of year	$5,507,735	$193,178,764

Supplemental disclosure of cash flow information:
Noncash operating activities not included herein consist of:
Acquisition of net assets in connection with tax-free reorganization (see Note 12), less cash acquired	$—	$171,787,732
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$12,519,733	$135,427,896
Issuance of Fund shares in connection with tax-free reorganization (see Note 12)	$—	$178,938,921
Cash paid for interest and fees	$318,689	$3,402,666

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$8.670	$9.600	$8.840		$8.320	$8.800	$7.030

Income (Loss) From Operations
Net investment income(2)	$0.395	$0.400	$0.296		$0.437	$0.436	$0.429
Net realized and unrealized gain (loss)	0.677	(0.934)	0.758		0.505	(0.487)	1.763

Total income (loss) from operations	$1.072	$(0.534)	$1.054		$0.942	$(0.051)	$2.192

Less Distributions
From net investment income	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)

Total distributions	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)

Net asset value — End of period	$9.350	$8.670	$9.600		$8.840	$8.320	$8.800

Total Return(3)	12.63%	(5.75)%	12.06	%(4)	11.68%	(0.79)%	31.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,408	$224,506	$293,544		$299,566	$345,914	$464,221
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.83%	0.83%	0.84	%(5)	0.85%	0.83%	0.84%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	0.92%	0.94%	0.95	%(5)	0.97%	0.96%	0.95%
Net investment income	4.40%	4.26%	4.24	%(5)	5.19%	4.90%	5.20%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	AMT-Free Fund — Class B
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$8.620	$9.540	$8.780		$8.270	$8.740	$6.980

Income (Loss) From Operations
Net investment income(2)	$0.326	$0.326	$0.242		$0.372	$0.368	$0.365
Net realized and unrealized gain (loss)	0.667	(0.922)	0.758		0.495	(0.477)	1.755

Total income (loss) from operations	$0.993	$(0.596)	$1.000		$0.867	$(0.109)	$2.120

Less Distributions
From net investment income	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)

Total distributions	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)

Net asset value — End of period	$9.290	$8.620	$9.540		$8.780	$8.270	$8.740

Total Return(3)	11.73%	(6.42)%	11.50	%(4)	10.76%	(1.43)%	30.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,647	$2,893	$5,236		$7,771	$13,078	$19,252
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.58%	1.58%	1.59	%(5)	1.61%	1.58%	1.59%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	1.67%	1.69%	1.70	%(5)	1.73%	1.71%	1.70%
Net investment income	3.67%	3.49%	3.50	%(5)	4.46%	4.16%	4.47%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$8.620	$9.550	$8.790		$8.280	$8.750	$6.990

Income (Loss) From Operations
Net investment income(2)	$0.326	$0.327	$0.242		$0.371	$0.367	$0.365
Net realized and unrealized gain (loss)	0.677	(0.933)	0.758		0.496	(0.475)	1.755

Total income (loss) from operations	$1.003	$(0.606)	$1.000		$0.867	$(0.108)	$2.120

Less Distributions
From net investment income	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)

Total distributions	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)

Net asset value — End of period	$9.300	$8.620	$9.550		$8.790	$8.280	$8.750

Total Return(3)	11.84%	(6.51)%	11.49	%(4)	10.76%	(1.42)%	30.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,193	$40,823	$50,099		$43,863	$50,369	$56,641
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.58%	1.58%	1.59	%(5)	1.61%	1.57%	1.59%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	1.67%	1.69%	1.70	%(5)	1.73%	1.70%	1.70%
Net investment income	3.65%	3.52%	3.48	%(5)	4.42%	4.14%	4.44%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$9.470	$10.480	$9.660		$9.090	$9.610	$7.670

Income (Loss) From Operations
Net investment income(2)	$0.455	$0.463	$0.341		$0.500	$0.500	$0.491
Net realized and unrealized gain (loss)	0.737	(1.015)	0.819		0.554	(0.528)	1.932

Total income (loss) from operations	$1.192	$(0.552)	$1.160		$1.054	$(0.028)	$2.423

Less Distributions
From net investment income	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)

Total distributions	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)

Net asset value — End of period	$10.210	$9.470	$10.480		$9.660	$9.090	$9.610

Total Return(3)	12.99%	(5.46)%	12.27	%(4)	11.87%	(0.50)%	31.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,404	$99,553	$125,642		$101,762	$130,202	$196,069
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.58%	0.58%	0.59	%(5)	0.60%	0.57%	0.59%
Interest and fee expense(7)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	0.67%	0.69%	0.70	%(5)	0.72%	0.70%	0.70%
Net investment income	4.64%	4.52%	4.48	%(5)	5.42%	5.14%	5.43%
Portfolio Turnover	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.170	$10.200	$9.360	$10.020	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.446	$0.468	$0.477	$0.549	$0.527
Net realized and unrealized gain (loss)	0.707	(1.032)	0.842	(0.682)	(0.022)

Total income (loss) from operations	$1.153	$(0.564)	$1.319	$(0.133)	$0.505

Less Distributions
From net investment income	$(0.453)	$(0.466)	$(0.479)	$(0.527)	$(0.525)

Total distributions	$(0.453)	$(0.466)	$(0.479)	$(0.527)	$(0.525)

Net asset value — End of year	$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	12.89%	(5.77)%	14.42%	(1.00)%	5.36%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,126,465	$2,134,502	$2,975,655	$2,872,630	$3,971,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.66%	0.67%	0.69%	0.67%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	0.80%	0.77%	0.78%	0.82%	0.80%
Net investment income	4.71%	4.67%	4.88%	6.04%	5.45%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.170	$10.200	$9.360	$10.020	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.379	$0.392	$0.405	$0.480	$0.455
Net realized and unrealized gain (loss)	0.704	(1.031)	0.840	(0.681)	(0.029)

Total income (loss) from operations	$1.083	$(0.639)	$1.245	$(0.201)	$0.426

Less Distributions
From net investment income	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Total distributions	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Net asset value — End of year	$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	12.06%	(6.47)%	13.57%	(1.73)%	4.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,655	$59,244	$103,613	$122,288	$160,946
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.41%	1.42%	1.44%	1.42%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	1.55%	1.52%	1.53%	1.57%	1.55%
Net investment income	4.01%	3.90%	4.15%	5.29%	4.70%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.170	$10.200	$9.360	$10.020	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.376	$0.392	$0.404	$0.481	$0.455
Net realized and unrealized gain (loss)	0.707	(1.031)	0.841	(0.682)	(0.029)

Total income (loss) from operations	$1.083	$(0.639)	$1.245	$(0.201)	$0.426

Less Distributions
From net investment income	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Total distributions	$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Net asset value — End of year	$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	12.06%	(6.47)%	13.58%	(1.74)%	4.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$645,801	$681,072	$980,799	$932,773	$1,281,278
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.41%	1.42%	1.44%	1.42%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	1.55%	1.52%	1.53%	1.57%	1.55%
Net investment income	3.98%	3.92%	4.13%	5.29%	4.70%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.180	$10.200	$9.360	$10.020	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.478	$0.492	$0.499	$0.565	$0.552
Net realized and unrealized gain (loss)	0.690	(1.021)	0.844	(0.675)	(0.024)

Total income (loss) from operations	$1.168	$(0.529)	$1.343	$(0.110)	$0.528

Less Distributions
From net investment income	$(0.478)	$(0.491)	$(0.503)	$(0.550)	$(0.548)

Total distributions	$(0.478)	$(0.491)	$(0.503)	$(0.550)	$(0.548)

Net asset value — End of year	$9.870	$9.180	$10.200	$9.360	$10.020

Total Return(2)	13.17%	(5.43)%	14.71%	(0.75)%	5.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$686,514	$981,936	$1,142,323	$796,970	$522,370
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.46%	0.41%	0.42%	0.43%	0.42%
Interest and fee expense(4)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(3)	0.55%	0.52%	0.53%	0.56%	0.55%
Net investment income	5.07%	4.93%	5.09%	6.23%	5.70%
Portfolio Turnover	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2014, the Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-term or

35

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2015	$12,777,842	$1,872,342
September 30, 2016	23,678,685	53,981,575
September 30, 2017	55,876,213	16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforward	$102,882,431	$925,769,551

Deferred capital losses
Short-term	$13,989,515	$178,038,326
Long-term	$19,186,298	$218,786,721

Included in the amounts above for National Fund is a capital loss carryforward of $12,407,106 as a result of the reorganizations on June 27, 2014 (see Note 12) and a capital loss carryforward of $18,149,382 as a result of the reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

As of September 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting

36

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$46,685,000	$460,200,000
Interest Rate or Range of Interest Rates (%)	0.04 - 0.05	0.04 - 0.24
Collateral for Floating Rate Notes Outstanding	$76,305,807	$709,093,068

For the year ended September 30, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$48,759,932	$496,565,658
Average Interest Rate	0.65%	0.66%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly,

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Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2014 and September 30, 2013 was as follows:

	Year Ended September 30, 2014
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$15,150,557	$158,315,622
Ordinary income	$25,889	$5,442,297

	Year Ended September 30, 2013
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$18,624,250	$211,242,408
Ordinary income	$28,334	$8,556,109

During the year ended September 30, 2014, the following amounts were reclassified due to expired capital loss carryforwards, limitations on acquired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$—	$(2,104,350)
Accumulated net realized loss	$69,904	$(474,047)
Accumulated undistributed net investment income	$(69,904)	$2,578,397

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

38

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

As of September 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,740,557	$12,770,376
Capital loss carryforward and deferred capital losses	$(136,058,244)	$(1,322,594,598)
Net unrealized appreciation	$42,199,065	$323,322,700
Other temporary differences	$(201,919)	$(2,035,589)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, residual interest bonds, accretion of market discount, expenditures on defaulted bonds, defaulted bond interest and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,590,475	$12,534,922
Effective Annual Rate	0.46%	0.36%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2014 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$5,095	$53,120
EVD’s Class A Sales Charges	$15,314	$172,398

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Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2014 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$535,193	$5,184,942

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2014, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$16,441	$370,109
Class C Distribution Fees	$286,479	$4,778,382

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2014 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$5,480	$123,370
Class C Service Fees	$95,493	$1,592,794

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

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Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$9,000	$13,000
Class B	$3,000	$68,000
Class C	$2,000	$32,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2014 were as follows:

	AMT-Free Fund	National Fund

Purchases	$93,711,895	$1,850,293,504
Sales	$162,073,614	$2,950,384,922

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	2,260,589	10,716	493,488	1,798,394
Issued to shareholders electing to receive payments of distributions in Fund shares	915,589	6,516	116,929	322,370
Redemptions	(7,734,138)	(71,258)	(1,343,949)	(2,603,722)
Exchange from Class B shares	103,807	—	—	—
Exchange to Class A shares	—	(104,467)	—	—

Net decrease	(4,454,153)	(158,493)	(733,532)	(482,958)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	3,405,698	11,525	809,123	3,433,940
Issued to shareholders electing to receive payments of distributions in Fund shares	1,082,007	11,397	134,585	356,856
Redemptions	(9,322,342)	(95,114)	(1,458,729)	(5,265,927)
Exchange from Class B shares	140,237	—	—	—
Exchange to Class A shares	—	(141,123)	—	—

Net decrease	(4,694,400)	(213,315)	(515,021)	(1,475,131)

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Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	21,532,161	47,124	5,295,179	33,677,725
Issued to shareholders electing to receive payments of distributions in Fund shares	8,748,161	176,379	2,076,451	3,302,382
Redemptions	(63,950,083)	(1,321,416)	(18,016,785)	(75,723,092)
Issued in connection with tax-free reorganizations (see Note 12)	15,076,171	253,158	1,812,740	1,261,236
Exchange from Class B shares	1,293,154	—	—	—
Exchange to Class A shares	—	(1,293,046)	—	—

Net decrease	(17,300,436)	(2,137,801)	(8,832,415)	(37,481,749)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	32,042,158	100,073	7,152,788	50,855,583
Issued to shareholders electing to receive payments of distributions in Fund shares	10,357,719	265,665	2,573,627	4,860,784
Redemptions	(103,145,637)	(2,449,635)	(31,665,464)	(60,698,403)
Exchange from Class B shares	1,619,016	—	—	—
Exchange to Class A shares	—	(1,618,985)	—	—

Net decrease	(59,126,744)	(3,702,882)	(21,939,049)	(4,982,036)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$285,425,688	$3,018,138,942
Gross unrealized appreciation	$43,799,971	$351,870,461
Gross unrealized depreciation	(1,600,906)	(28,547,761)

Net unrealized appreciation	$42,199,065	$323,322,700

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2014.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

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Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

AMT-Free	12/14	245 U.S. 10-Year Treasury Note	Short	$(30,691,543)	$(30,536,953)	$154,590
	12/14	182 U.S. Long Treasury Bond	Short	(25,297,667)	(25,098,937)	198,730
National	12/14	3,000 U.S. Long Treasury Bond	Short	$(416,994,510)	$(413,718,750)	$3,275,760

At September 30, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2014 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:
Futures Contracts	$353,320	(1)	$3,275,760	(1)

Total	$353,320		$3,275,760

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2014 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(3,929,364	)(1)	$(34,700,170	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$1,455,693	(2)	$5,523,436	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

43

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended September 30, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts — Short	$56,347,000	$400,775,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$374,309,753	$—	$374,309,753

Total Investments	$—	$374,309,753	$—	$374,309,753

Futures Contracts	$353,320	$—	$—	$353,320

Total	$353,320	$374,309,753	$—	$374,663,073

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,710,651,239	$—	$3,710,651,239
Taxable Municipal Securities	—	63,802,935	—	63,802,935

Corporate Bonds & Notes	—	27,207,468	—	27,207,468

Total Investments	$—	$3,801,661,642	$—	$3,801,661,642

Futures Contracts	$3,275,760	$—	$—	$3,275,760

Total	$3,275,760	$3,801,661,642	$—	$3,804,937,402

The Funds held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

44

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

12  Reorganizations

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund) and Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) pursuant to a plan of reorganization approved by the shareholders of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of the Fund for shares of Class A, Class B, Class C and Class I of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively, each outstanding on June 27, 2014 as follows:

		Alabama Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	3,691,256	3,716,509	$35,890,818
Class B	36,727	33,617	357,069
Class C	225,460	206,216	2,192,152
Class I	420,267	423,107	4,086,506

Total			$42,526,545

		Arkansas Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	4,659,303	5,049,539	$45,303,340
Class B	114,585	115,588	1,114,022
Class C	510,064	514,666	4,959,348
Class I	207,464	225,005	2,017,301

Total			$53,394,011

		Kentucky Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	3,797,691	4,154,124	$36,925,713
Class B	31,661	32,076	307,814
Class C	362,200	366,730	3,521,673
Class I	580,066	634,619	5,640,334

Total			$46,395,534

		Tennessee Fund
	Shares of the Fund Issued	Shares Exchanged	Net Assets

Class A	2,927,921	3,293,416	$28,468,757
Class B	70,185	72,464	682,352
Class C	715,016	738,735	6,952,103
Class I	53,439	60,153	519,619

Total			$36,622,831

45

Eaton Vance

Municipal Income Funds

September 30, 2014

Notes to Financial Statements — continued

The investment portfolios of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, with a fair value of $38,863,121, $50,565,357, $45,250,238 and $34,791,586, respectively, and identified cost of $36,052,796, $48,439,943, $42,026,544 and $33,403,232, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $3,326,647,761. The net assets of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund at that date of $42,526,545, $53,394,011, $46,395,534 and $36,622,831, respectively, including $2,989,917, $7,112,190, $2,273,833 and $6,719,288 of accumulated net realized losses, respectively, and $2,810,325, $2,125,414, $3,223,694 and $1,388,354 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $3,505,586,682.

Assuming the acquisitions had been completed on October 1, 2013, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended September 30, 2014 are as follows:

Net investment income	$166,228,357
Net realized gain	$23,408,511
Net increase in net assets from operations	$418,670,891

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund that have been included in the Fund’s Statement of Operations since June 27, 2014.

46

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance AMT-Free Municipal Income Fund as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2014

47

Eaton Vance

National Municipal Income Fund

September 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2014

48

Eaton Vance

Municipal Income Funds

September 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2014, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.83%
National Municipal Income Fund	96.68%

49

Eaton Vance

Municipal Income Funds

September 30, 2014

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

AMT-Free Municipal Income Fund

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	34,968,488	294,727
Cynthia E. Frost	34,940,870	322,346
George J. Gorman	34,891,589	371,626
Valerie A. Mosley	34,935,992	327,223
Harriett Tee Taggart	34,871,455	391,760

National Municipal Income Fund

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	310,118,901	6,720,217
Cynthia E. Frost	310,232,514	6,606,604
George J. Gorman	310,039,971	6,799,147
Valerie A. Mosley	309,906,881	6,932,237
Harriett Tee Taggart	309,896,006	6,943,112

(1)	Excludes fractional shares.

50

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

51

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance AMT-Free Municipal Income Fund

•	Eaton Vance National Municipal Income Fund

(the “Funds”), each with Eaton Vance Management or an affiliate (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

52

Eaton Vance

Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

53

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (MT) and Eaton Vance Mutual Funds Trust (MFT) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

54

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

55

Eaton Vance

Municipal Income Funds

September 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448 9.30.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance AMT-Free Municipal Income Fund, Eaton Vance Atlanta Capital Horizon Growth Fund, and Eaton Vance Build America Bond Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 36 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended September 30, 2013 and September 30, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance AMT-Free Municipal Income Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$66,230	$69,342
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,170	$13,890
All Other Fees(3)	$0	$0

Total	$79,400	$83,232

Eaton Vance Atlanta Capital Horizon Growth Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$27,350	$28,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,640	$10,120
All Other Fees(3)	$0	$0

Total	$34,990	$38,370

Eaton Vance Build America Bond Fund

Fiscal Years Ended	9/30/13	9/30/14
Audit Fees	$23,820	$24,620
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,160	$9,940
All Other Fees(3)	$0	$0

Total	$32,980	$34,560

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/12	12/31/12	1/31/13	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14
Audit Fees	$524,630	$88,479	$116,530	$117,400	$556,530	$93,320	$125,080	$47,050	$122,212
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$281,940	$55,380	$55,490	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$806,570	$143,859	$172,020	$147,370	$855,990	$150,370	$165,870	$62,705	$156,162

*	Information is not presented for fiscal years ended years ended 2/28/13, 2/28/14 and 8/31/13, as no Series in the Trust with such fiscal year ends was in operation during such periods.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/12	12/31/12	1/31/13	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14
Registrant(1)	$281,940	$55,380	$55,490	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950
Eaton Vance(2)	$566,619	$615,489	$544,549	$369,820	$526,385	$409,385	$370,325	$256,315	$256,315

*	Information is not presented for fiscal years ended 2/28/13, 2/28/14 and 8/31/13, as no Series in the Trust with such fiscal year ends was in operation during such periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014